Finance Income & Costs - Summary of Finance Income and Costs (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Finance income
Interest income from banks	$ 9	$ 55	$ 3,500	$ 339
Finance income	74	55	3,593	339
Finance costs
Interest expenses from lease liability	24	125	347	221
Interest expenses from loans and borrowings	5	757	0	32
Interest expenses from related parties	162	0	0	0
Interest expenses from employees' defined benefits obligation	9	33	57	31
Finance costs	200	915	404	284
Interest Income from Related Parties
Finance income
Finance income	$ 65	$ 0	$ 93	$ 0